Organization and Nature of Operations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 trains	Dec. 31, 2016 item milliontonnes / yr bcf / d Bcfe trains m³
Organization and Nature of Operations [Line Items]
Limited Liability Company Number Of Members		1
Sabine Pass LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number Of LNG Storage Tanks		5
Storage Capacity | Bcfe		16.9
Number Of Marine Berths		2
Volume Of Vessel | m³		266,000
Regasification Capacity | bcf / d		4.0
Number of Liquefaction LNG Trains | trains	6	6
Train Nominal Capacity | milliontonnes / yr		4.5
Cheniere Holdings [Member] | Cheniere Energy Partners, LP [Member]
Organization and Nature of Operations [Line Items]
Limited Partners ownership percentage		55.90%
Cheniere [Member] | Cheniere Holdings [Member]
Organization and Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		82.60%